Debt - Additional Information (Detail)	Feb. 28, 2023 USD ($)	Nov. 25, 2022 USD ($)	Sep. 17, 2021 USD ($) step_down	Jul. 16, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 29, 2022 USD ($)
Debt Instrument [Line Items]
Number of spread | step_down			2
Line of credit						$ 60,000,000	$ 120,500,000
Letters of credit outstanding						0	0
Prime Rate
Debt Instrument [Line Items]
Interest rate margins			3.00%
Step down percent			0.25%
Debt instrument, interest rate, stated percentage			0.00%
SONIA Rate
Debt Instrument [Line Items]
Interest rate margins			4.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit						60,000,000	120,500,000
Term Loan Facility
Debt Instrument [Line Items]
Outstanding amount of borrowing						113,200,000	139,500,000
Secured Debt
Debt Instrument [Line Items]
Face amount			$ 180,000,000.0
Long term debt maturity percentage first and second year			2.50%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit			$ 100,000,000.0					$ 215,000,000
Line of credit facility, available borrowing capacity						$ 90,000,000.0	$ 20,500,000
Weighted average interest rate						6.71%	9.45%
Line of Credit | Revolving Credit Facility | Third Amendment
Debt Instrument [Line Items]
Line of credit	$ 180,000,000				$ 150		$ 150,000,000
Cash requirement, minimum	10,000,000			$ 10
Mandatory repayment, proceeds threshold	$ 25,000,000
Net leverage ratio	2.50
Debt Instrument fixed charge coverage ratio	1.25
Line of Credit | Revolving Credit Facility | Term Benchmark Loan Or RFR Loan
Debt Instrument [Line Items]
Interest rate margins	4.00%
Line of Credit | Revolving Credit Facility | Prime Rate | Canadian Prime Loan Or ABR Loan
Debt Instrument [Line Items]
Interest rate margins	3.00%
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Interest rate margins			0.10%
Loans Payable | Equipment Finance Loan
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		5.71%
Outstanding amount of borrowing		$ 20,000,000				$ 10,569,000	$ 15,419,000
Debt instrument term		48 months